Long-term investment (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Schedule of Long-term Investment
	Initial Cost	Ownership	December 31, 2017
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	738,073
Equity method investees
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	8,207,136
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,202,661
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (Limited Partnership)	8,118,800	n/a	8,118,800
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	413,210,492	49%	412,593,226
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	30,608,185
Wuhu Penghua Tenth Investment Center (Limited Partnership)	367,298,216	n/a	367,298,216
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	765,205
Total			829,773,150

	Initial Cost	Ownership	December 31, 2018
	US$		US$
Non marketable equity securitie s
Zhengzhou Lianhe Real Estate Co., Ltd. (“Zhengzhou Lianhe”)	241,648	1.85%	291,409
Zhengzhou Taike Real Estate Co., Ltd. (“Zhengzhou Taike”)	738,073	3.75%	728,523
Equity method investees
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	7,593,505
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	779,847
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,013,755
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	505,162,873	49%	478,778,879
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	23,613,358
Suzhou Hengwan Real Estate Co., Ltd	18,613,537	16.66%	9,171,102
Madison Developments Limited.	19,095,969	50%	16,743,122
Henan Qingning Apartment Management Co., Ltd.	3,808,830	51%	2,796,705
Suzhou Litai Real Estate Co., Ltd.	9,284,103	19.99%	8,466,373
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	3,103,509	70.77%	155,537
Huzhou Xinhong Town Construction and Development Co., Ltd.( “Huzhou Xinhong”)	7,430,936	78.46%	7,208,104
Total			564,340,219

Schedule of nonmarketable equity securities
The following table summarizes the movement of the Company’s investment in Zhengzhou Lianhe and Zhengzhou Taike for years ended December 31, 2018:

December 31, 2018
US$
Balance as of January 1, 2018	979,721
Impairment on nonmarketable equity securities	-
Exchange translation adjustment	40,211
Balance as of December 31, 2018	1,019,932